UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22924

Susa Registered Fund, L.L.C.

(Exact name of registrant as specified in charter)

c/o Susa Fund Manangement LLP
19 Berkeley Street, 5th Floor
London W1J 8ED, United Kingdom

(Address of principal executive offices) (Zip code)

c/o National Corporate Research Ltd.
850 New Burton Road, Suite 201
Dover, DE 19904

 (Name and address of agent for service)

Registrant's telephone number, including area code:  +44 207 399 0960

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited)

Notional Amount		Effective Date - Termination Date	March 31, 2017 Fair Value
	Contracts for Difference, net - (5.98%)
	Contracts for Difference - Long - (4.06%)
	Denmark - (1.49%)
	Retail - (1.59%)
$5,105,233	Pandora A/S	10/26/2016 - 10/28/2026	$(701,749)
	Transportation - 0.10%
1,110,556	DSV A/S	02/16/2017 - 02/17/2027	45,496
	Total Denmark		$(656,253)
	Finland - 0.10%
	Auto Parts & Equipment - 0.10%
1,783,259	Nokian Renkaat OYJ *	03/03/2017 - 12/16/2026	41,558
	Total Finland		$41,558
	France - 0.15%
	Aerospace & Defense - 0.15%
1,589,716	Dassault Aviation SA *	03/15/2017 - 03/17/2027	65,234
	Total France		$65,234
	Germany - (0.40%)
	Chemicals - (0.46%)
4,231,785	Brenntag AG *	01/31/2017 - 01/29/2027	(202,973)
	Pharmaceuticals - 0.06%
1,499,644	Bayer AG *	01/30/2017 - 01/28/2027	24,374
	Total Germany		$(178,599)
	Ireland - (0.03%)
	Food - (0.03%)
1,283,441	Greencore Group PLC *	02/02/2017 - 02/03/2027	(13,762)
	Home Builders - 0.00%
215,505	Cairn Homes PLC *	03/27/2017 - 03/25/2027	1,707
	Total Ireland		$(12,055)
	Italy - 0.00%
	Building Materials - 0.00%
3,685,295	Buzzi Unicem SpA *	01/27/2017 - 01/27/2027	(2,112)
	Total Italy		$(2,112)

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited) (continued)

Notional Amount		Effective Date - Termination Date	March 31, 2017 Fair Value
	Contracts for Difference, net - (continued)
	Contracts for Difference - Long - (continued)
	Jersey - (0.02%)
	Distribution/Wholesale - (0.02%)
$498,521	Wolseley PLC *	03/23/2017 - 03/24/2027	$(7,006)
	Total Jersey		$(7,006)
	Netherlands - (0.79%)
	Food - (0.79%)
4,982,006	Koninklijke Ahold Delhaize NV *	08/15/2016 - 08/13/2026	(348,721)
	Total Netherlands		$(348,721)
	Portugal - 0.00%
	Food - 0.00%
2,874,516	Jeronimo Martins SGPS SA *	10/07/2016 - 04/02/2027	—
	Total Portugal		$—
	Sweden - 0.42%
	Cosmetics/Personal Care - 0.42%
1,331,837	Svenska Cellulosa AB SCA *	11/03/2016 - 11/04/2026	186,694
	Total Sweden		$186,694
	Switzerland - (0.04%)
	Building Materials - (0.04%)
2,451,432	Sika AG *	03/31/2017 - 04/01/2027	(16,145)
	Total Switzerland		$(16,145)
	United Kingdom - (1.96%)
	Aerospace & Defense - 0.11%
1,536,336	Rolls-Royce Holdings PLC *	07/05/2016 - 07/03/2026	49,423
	Forest Products & Paper - (0.31%)
3,332,918	DS Smith PLC *	02/27/2017 - 02/25/2027	(135,794)
	Packaging & Containers - (1.21%)
3,641,076	RPC Group PLC *	10/05/2016 - 08/12/2026	(534,188)
	Retail - (0.55%)
1,394,420	Domino's Pizza Group PLC	01/10/2017 - 01/08/2027	(243,811)
	Total United Kingdom		$(864,370)
	Total Contracts for Difference - Long		$(1,791,775)

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited) (continued)

Notional Amount		Effective Date - Termination Date	March 31, 2017 Fair Value
	Contracts for Difference, net - (continued)
	Contracts for Difference - Short - (1.92%)
	Belgium - 0.00%
	Food - 0.00%
$(492,995)	Colruyt SA *	12/21/2016 - 12/23/2026	$(963)
	Total Belgium		$(963)
	Denmark - (0.05%)
	Pharmaceuticals - (0.05%)
(997,642)	Novo Nordisk A/S	03/23/2017 - 03/24/2027	(19,753)
	Total Denmark		$(19,753)
	France - (0.16%)
	Chemicals - (0.06%)
(626,581)	Air Liquide SA *	01/19/2017 - 01/20/2027	(27,590)
	Commercial Services - (0.10%)
(403,720)	Bureau Veritas SA *	01/19/2017 - 01/20/2027	(44,751)
	Total France		$(72,341)
	Germany - (0.53%)
	Machinery-Diversified - (0.13%)
(1,466,380)	GEA Group AG *	01/19/2017 - 01/20/2027	(57,595)
	Telecommunications - (0.40%)
(790,166)	Freenet AG *	12/22/2015 - 12/22/2025	(175,471)
	Total Germany		$(233,066)
	Netherlands - 0.09%
	Home Furnishings - 0.09%
(1,308,602)	Steinhoff International H NV	02/01/2017 - 02/03/2027	38,001
	Total Netherlands		$38,001
	Sweden - (0.70%)
	Commercial Services - (0.64%)
(1,451,617)	Intrum Justitia AB *	06/20/2016 - 04/23/2026	(282,255)
	Private Equity - (0.05%)
(218,568)	Ratos AB *	10/21/2016 - 10/21/2026	(20,731)

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited) (continued)

Notional Amount		Effective Date - Termination Date	March 31, 2017 Fair Value
	Contracts for Difference, net - (continued)
	Contracts for Difference - Short - (continued)
	Retail - (0.01%)
$(1,558,048)	Hennes & Mauritz AB *	03/22/2017 - 03/24/2027	$(3,370)
	Total Sweden		$(306,356)
	Switzerland - (0.22%)
	Telecommunications - (0.20%)
(1,449,943)	Swisscom AG *	11/14/2016 - 11/12/2026	(88,639)
	Transportation - (0.02%)
(486,206)	Kuehne & Nagel International AG *	03/30/2017 - 04/01/2027	(9,085)
	Total Switzerland		$(97,724)
	United Kingdom - (0.35%)
	Diversified Financial Services - (0.05%)
(352,861)	Hargreaves Lansdown PLC	09/30/2016 - 09/30/2026	(23,476)
	Media - (0.07%)
(493,183)	Pearson PLC *	03/23/2017 - 03/24/2027	(30,023)
	Telecommunications - (0.12%)
(602,871)	Inmarsat PLC *	03/23/2017 - 03/24/2027	(52,384)
	Water - (0.11%)
(388,127)	Pennon Group PLC *	02/07/2017 - 02/05/2027	(49,313)
	Total United Kingdom		$(155,196)
	Total Contracts for Difference - Short		$(847,398)
	Total Contracts for Difference, net		$(2,639,173)

*	Non-income producing securities.

Susa Registered Fund, L.L.C.

Schedule of Contracts for Difference (unaudited) (continued)

Contracts for Difference - By Industry	March 31, 2017 Percentage of Members’ Capital (%)
Aerospace & Defense	0.26%
Auto Parts & Equipment	0.10
Building Materials	(0.04)
Chemicals	(0.52)
Commercial Services	(0.74)
Cosmetics/Personal Care	0.42
Distribution/Wholesale	(0.02)
Diversified Financial Services	(0.05)
Food	(0.82)
Forest Products & Paper	(0.31)
Home Builders	0.00
Home Furnishings	0.09
Machinery-Diversified	(0.13)
Media	(0.07)
Packaging & Containers	(1.21)
Pharmaceuticals	0.01
Private Equity	(0.05)
Retail	(2.15)
Telecommunications	(0.72)
Transportation	0.08
Water	(0.11)
Total Contracts for Difference	(5.98)%

Susa Registered Fund, L.L.C.

The Company recognizes transfers into and out of levels at the end of the reporting period.  There were no such transfers for the period from January 1, 2017 to March 31, 2017.

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Company’s investments at fair value.

Investments measured at fair value	Level 1	Level 2	Level 3	Total
Assets: Contracts for Difference
Total	$—	$452,487	$—	$452,487
Liabilities: Contracts for Difference
Total	$—	$(3,091,660)	$—	$(3,091,660)

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Susa Registered Fund, L.L.C.

By (Signature and Title)*		/s/ Reza Amiri
Reza Amiri, Chief Executive Officer
(principal executive officer)

Date	May 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Reza Amiri
Reza Amiri, Chief Executive Officer
(principal executive officer)

Date	May 8, 2017

By (Signature and Title)*		/s/ Graeme White
Graeme White, Manager and Chief Financial Officer
(principal financial officer)

Date	May 8, 2017

*	Print the name and title of each signing officer under his or her signature.